Investment Objectives and Goals - LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA	Sep. 30, 2025
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class A, Class F-1, Class F-2, Class F-3, Class T)
Prospectus [Line Items]
Risk/Return [Heading]	Limited Term Tax-Exempt Bond Fund of America
Objective [Heading]	Investment objective
Objective, Primary [Text Block]

The fund’s investment objective is to provide you with current income exempt from regular federal income tax, consistent with the maturity and quality standards described in this prospectus, and to preserve capital.

LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class R-6)
Prospectus [Line Items]
Risk/Return [Heading]	Limited Term Tax-Exempt Bond Fund of America
Objective [Heading]	Investment objective
Objective, Primary [Text Block]

The fund’s investment objective is to provide you with current income exempt from regular federal income tax, consistent with the maturity and quality standards described in this prospectus, and to preserve capital.